Authorized, Issued and Outstanding Ordinary Shares (Detail)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Feb. 07, 2012	Dec. 31, 2013 Ordinary Shares USD ($)	Dec. 31, 2012 Ordinary Shares USD ($)
Shareholders Equity [Line Items]
Shares Authorized	120,000,000	120,000,000	120,000,000	120,000,000	120,000,000	120,000,000	120,000,000
Shares Issued	54,763,151	54,763,151	54,385,951	54,385,951		54,763,151	54,385,951
Shares Outstanding	53,150,630	53,150,630	54,019,154	54,019,154		53,150,630	54,019,154
Par value	$ 727	€ 0.01	$ 722	€ 0.01		$ 727	$ 722